EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL	12 Months Ended
Dec. 31, 2022
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL
EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL

26.EMPLOYEE BENEFITS AND COMPENSATION OF KEY MANAGEMENT PERSONNEL

During the year ended December 31, 2022, employee benefits expense recognized in the statements of income was $1,113.9 million (2021 — $736.9 million). In 2022 and 2021, there were no related party transactions other than compensation of key management personnel. Key management personnel include the members of the Board and the senior leadership team.

The following table sets out the compensation of key management personnel:

	Year Ended December 31,
	2022	2021
Salaries, short-term incentives and other benefits	$28,841	$13,582
Post-employment benefits	2,198	1,581
Share-based payments	26,567	23,475
Total	$57,606	$38,638